CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (90,622,558)	$ 8,570,179	$ 35,473,630
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for losses on accounts receivable and other current assets	27,882,120	4,072,406	3,652,136
Depreciation	11,532,635	10,853,984	7,715,013
Impairment of goodwill	26,832,255	0	0
Impairment of property and equipment	11,809,432	0	0
Loss on disposal of intangible assets, net	69,319	0	0
Provision for obsolete inventories	2,235,574	4,627,598	378,619
Amortization of intangible assets and land use rights	2,292,518	1,757,655	1,794,555
Loss on disposal of property and equipment, net	2,915,708	578,265	339,601
Change in deferred income tax	306,838	(1,694,374)	110,200
Stock-based compensation	0	0	3,130,000
Loss on write-off of land use rights	0	0	232,938
Change in fair value of contingent consideration	0	(1,481,756)	(325,132)
Impairment of long-term investment	0	1,002,755	855,176
Imputed interest on shareholder's loan	0	166,667	187,500
Changes in operating assets and liabilities, net of effects of business acquisitions
Increase in accounts payable and bills payable	7,175,522	7,101,150	3,761,608
Decrease (increase) in inventories	3,579,538	(6,171,310)	(8,943,882)
Decrease (increase) in restricted cash	250,306	(2,772,004)	(743,913)
Increase (decrease) in income tax payable	106,370	(275,586)	398,667
Increase (decrease) in other payables and accrued expenses and other liabilities	(64,095)	1,245,553	(6,673,381)
Increase in accounts receivable	(7,460,031)	(4,538,402)	(27,889,936)
(Decrease) increase in advances from customers	(2,700,713)	(1,329,076)	3,324,359
(Increase) decrease in advances to suppliers	(1,551,504)	3,973,915	(2,044,930)
(Increase) decrease in other receivables and prepaid expenses	(2,031,433)	(8,944,900)	11,758,974
(Decrease) increase in amounts due to/from related parties	(1,825,311)	(401,392)	457,735
Net cash (used in) provided by operating activities	(9,267,510)	16,341,327	26,949,537
INVESTING ACTIVITIES
Dividends received from Xiamen Yili Geo Information Technology Co., Ltd.	79,268	0	0
Proceeds from sale of property and equipment	18,549	0	142,049
Purchase of land use rights	(2,513,648)	0	(232,938)
Capitalized and purchased software development costs	(2,159,866)	(1,850,595)	(1,466,554)
Purchases of property and equipment	(778,691)	(16,776,095)	(29,860,881)
Investment in Hubei Information Science and Technology	(158,600)	0	0
Deposit for purchase of land use rights	(47,561)	0	(25,310,974)
Investment in Tianditu	0	0	(1,183,520)
Deposit for software purchase	0	0	(2,958,800)
Net cash used in investing activities	(5,560,549)	(18,626,690)	(60,871,618)
FINANCING ACTIVITIES
Borrowings under short-term loans	99,000,812	87,474,985	52,361,076
Decrease (increase) in restricted cash in relation to bank borrowings	2,042,836	(1,048,220)	(1,483,976)
Capital injection to Zhongtian by minority shareholders	283,612	1,157,551	0
Repayment of short-term loans	(89,499,942)	(87,299,684)	(35,938,146)
Repurchase of common stock	(315,577)	(684,046)	0
Repayment of long-term loans	(35,576)	(1,769,920)	(2,477,995)
Repayment of shareholder's loan	0	0	(1,035,580)
Capital injection to Geo by minority shareholders	0	0	1,744,213
Borrowings from shareholder's loan	0	0	6,035,580
Borrowings under long-term loans	0	0	8,491,756
Issued common stock	0	0	9,383,440
Net cash (used in) provided by financing activities	11,476,165	(2,169,334)	37,080,368
Effect of exchange rate changes on cash and cash equivalents	80,258	307,474	1,529,937
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(3,271,636)	(4,147,223)	4,688,224
CASH AND CASH EQUIVALENTS, BEGINNING	14,019,634	18,166,857	13,478,633
CASH AND CASH EQUIVALENTS, ENDING	10,747,998	14,019,634	18,166,857
Cash paid during the year
Income taxes	493,378	2,708,313	7,360,151
Interest	$ 4,537,517	$ 2,725,058	$ 1,331,258